STOCKHOLDERS' DEFICIT (Narrative) (Warrant) (Details) - USD ($)	1 Months Ended																		6 Months Ended	12 Months Ended
	Dec. 31, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May. 30, 2015	Mar. 31, 2015	Jan. 23, 2015	Dec. 31, 2014	Aug. 31, 2014	Jul. 31, 2014	Mar. 31, 2014	Feb. 28, 2014	Dec. 31, 2013	Oct. 31, 2013	Sep. 30, 2013	Aug. 31, 2013	Jul. 31, 2013	Nov. 30, 2012	Dec. 31, 2015	Jun. 30, 2015	Jun. 30, 2014	Feb. 12, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Difference in value of warrants recorded as a reduction of the proceeds of the offering		$ 86,448
Proceeds from exercise of warrants																				$ 2,305,000	$ 1,705,000
Convertible note, amount				$ 1,375,000																$ 1,375,000
Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of shares called by warrants																$ 1.25
Warrants exercised, shares issued																20,000
Proceeds from exercise of warrants																$ 25,000
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term																				10 years
Investor [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term																				2 years
Number of shares callable by warrants				1,304,651																1,304,651
Exercise price of shares called by warrants				$ 2.00																$ 2.00
President and Principal Shareholder [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Advances from convertible line of credit																			$ 1,890,000
President and Principal Shareholder [Member] | Secured Convertible Line of Credit Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term																			2 years
Number of shares callable by warrants	1,531,057																		1,531,057
Exercise price of shares called by warrants	$ 2.00																		$ 2.00			$ 2.00
Advances from convertible line of credit																			$ 1,890,000
Convertible note, amount	$ 3,265,000																		$ 3,265,000
President and Principal Shareholder [Member] | Minimum [Member] | Secured Convertible Line of Credit Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility rate																			98.80%
Discount rate																			0.67%
President and Principal Shareholder [Member] | Maximum [Member] | Secured Convertible Line of Credit Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility rate																			99.31%
Discount rate																			1.00%
Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares callable by warrants																					100,000
Principal Stockholder [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term																				2 years
Number of shares callable by warrants				1,760,685																1,760,685
Exercise price of shares called by warrants				$ 2.00																$ 2.00
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term							5 years
Number of shares callable by warrants							100,000
Exercise price of shares called by warrants							$ 0.27									$ 1.25
Fair value							$ 176
Volatility rate							81.85%
Expected term							5 years
Discount rate							1.39%
Warrants expired																				296,200	340,000
Warrants expired, exercise price																				$ 1.60	$ 1.60
Proceeds from exercise of warrants																$ 25,000
Warrants exercised																					20,000
Warrants exercised, exercise price																					$ 1.25
Warrants exercisable, exercise price	$ 1.73			$ 1.74															$ 1.73	$ 1.74	$ 1.45
Warrant [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants expired																					360,000
Warrants expired, exercise price																					$ 1.25
Warrant [Member] | Investor [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term														5 years			5 years		5 years
Number of shares callable by warrants	320,000													120,000			29,412		320,000
Exercise price of shares called by warrants														$ 1.00			$ 1.30
Volatility rate, minimum																			96.11%
Volatility rate, maximum																			99.31%
Fair value																			$ 118,714
Discount rate																			1.74%
Warrant [Member] | Investor [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of shares called by warrants	$ 0.34																		$ 0.34
Warrant [Member] | Investor [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of shares called by warrants	$ 0.70																		$ 0.70
Warrant [Member] | Director And Wife [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term														5 years
Number of shares callable by warrants														200,000
Exercise price of shares called by warrants														$ 1.00
Warrant [Member] | Consultant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term						5 years
Number of shares callable by warrants				470,000		10,000														470,000
Exercise price of shares called by warrants						$ 0.25
Fair value						$ 17														$ 1,993
Volatility rate						84.08%
Expected term						5 years
Discount rate						1.61%
Warrant [Member] | Consultant [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term																				5 years
Volatility rate																				81.85%
Expected term																				5 years
Discount rate																				1.51%
Warrants exercisable, exercise price				$ 0.50																$ 0.50
Warrant [Member] | Consultant [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term																				10 years
Volatility rate																				97.15%
Expected term																				10 years
Discount rate																				2.28%
Warrants exercisable, exercise price				$ 0.76																$ 0.76
Warrant [Member] | Principal Stockholder [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term														5 years			5 years			2 years
Number of shares callable by warrants				2,104,990										100,000			500,000			2,104,990
Exercise price of shares called by warrants				$ 2.00										$ 1.00			$ 1.30			$ 2.00
Convertible note, amount																	$ 1
Five Year Warrants [Member] | Lincoln Park Capital Fund, LLC. [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares callable by warrants		200,000
Exercise price of shares called by warrants		$ 1.25
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility rate, minimum																			95.65%	79.66%	89.98%
Volatility rate, maximum																			99.31%	98.15%	91.94%
Employee Stock Option [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term																			2 years 6 months	2 years	2 years 6 months
Employee Stock Option [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term																			5 years 6 months	10 years	6 years 6 months
Employee Stock Option [Member] | Audit Committee Chairman [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term							10 years
Fair value							$ 20
Volatility rate							84.16%
Expected term							6 years 6 months
Discount rate							1.61%
Employee Stock Option [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term	5 years				5 years			5 years					5 years		5 years
Volatility rate, minimum												90.968%
Volatility rate, maximum												90.96%
Fair value	$ 70,258				$ 246			$ 311				$ 20	$ 346		$ 695
Volatility rate	99.26%				97.15%			87.78%					90.96%		91.72%
Expected term	4 years				2 years 6 months							2 years 6 months	2 years 6 months		2 years 6 months
Discount rate	1.53%				0.82%			1.31%				0.55%	0.55%		0.45%
Employee Stock Option [Member] | Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term															10 years		10 years
Volatility rate															91.60%		93.11%
Expected term															5 years		6 years 6 months
Discount rate															1.62%		2.67%
Employee Stock Option [Member] | Director [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term				10 years										10 years
Volatility rate				97.97%										91.94%
Expected term				6 years 6 months										6 years 6 months
Discount rate				2.03%										1.89%
Employee Stock Option [Member] | Chief Financial Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term																	10 years
Volatility rate																	93.11%
Expected term																	6 years 6 months
Discount rate																	2.62%
Employee Stock Option [Member] | Consultant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term											5 years			5 years
Fair value											$ 30			$ 167
Volatility rate											89.96%			91.94%
Expected term											5 years			5 years
Discount rate											1.76%			1.38%
Employee Stock Option [Member] | Two Summer Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term									5 years
Fair value									$ 7
Volatility rate									87.99%
Expected term									2 years 6 months
Discount rate									0.63%
Employee Stock Option [Member] | Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term																	10 years
Volatility rate																	91.60%
Expected term																	5 years 6 months
Discount rate																	1.52%
Employee Stock Option [Member] | Directors [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term			10 years							10 years
Volatility rate			98.15%							88.55%
Expected term			5 years 6 months							5 years 6 months
Discount rate			1.74%							1.79%
Employee Stock Option [Member] | Chief Executive Officer And Chief Technology Officer Father [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term																	10 years
Fair value																	$ 253
Volatility rate																	91.72%
Expected term																	1 year 6 months
Discount rate																	2.61%
Employee Stock Option [Member] | Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term																	10 years
Volatility rate																	93.11%
Expected term																	6 years 6 months
Discount rate																	2.62%
Employee Stock Option [Member] | Chief Technology Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term																	10 years
Volatility rate																	93.11%
Expected term																	6 years 6 months
Discount rate																	2.62%
Stock Appreciation Rights (SARs) [Member] | Chief Financial Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term																		10 years
Stock Appreciation Rights (SARs) [Member] | New Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term																5 years
Volatility rate																91.91%
Expected term																4 years
Discount rate																1.97%
Warrants Issued for Settlement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants expired
Warrants exercised
Warrants exercisable, exercise price	$ 0.63			$ 0.63															$ 0.63	$ 0.63	$ 0.63